UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2012

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—21.22%
Federal Farm Credit Bank
0.230%, due 11/01/12[1]	$100,000,000	$99,999,502
0.240%, due 11/01/12[1]	56,750,000	56,752,864
0.300%, due 11/01/12[1]	50,000,000	50,000,338
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.190%, due 11/01/12[1]	100,000,000	99,980,447
0.210%, due 11/01/12[1]	150,000,000	149,993,137
0.210%, due 11/01/12[1]	150,000,000	149,993,524
0.210%, due 11/01/12[1]	150,000,000	149,993,900
0.350%, due 11/01/12[1]	157,000,000	157,000,000
0.350%, due 11/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.360%, due 11/01/12[1]	122,000,000	122,009,440
0.169%, due 11/06/12[1]	265,000,000	264,945,282
US Treasury Notes
1.375%, due 11/15/12	167,750,000	167,828,870
1.375%, due 01/15/13	500,000,000	501,205,125
0.625%, due 02/28/13	75,000,000	75,101,383
2.750%, due 02/28/13	75,000,000	75,628,260
1.375%, due 03/15/13	50,000,000	50,223,661
2.500%, due 03/31/13	80,000,000	80,767,908
1.375%, due 05/15/13	400,000,000	402,495,856
1.125%, due 06/15/13	600,000,000	603,445,798
0.375%, due 07/31/13	213,000,000	213,297,898
3.125%, due 08/31/13	228,900,000	234,436,224
2.750%, due 10/31/13	100,000,000	102,535,020
Total US government and agency obligations (cost—$3,943,634,437)		3,943,634,437
Time deposits—5.79%
Banking-non-US—5.79%
Credit Agricole CIB
0.220%, due 11/01/12	100,000,000	100,000,000
Natixis
0.200%, due 11/01/12	276,000,000	276,000,000

1

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
0.170%, due 11/01/12	$700,000,000	$700,000,000
Total time deposits (cost—$1,076,000,000)		1,076,000,000
Certificates of deposit—22.76%
Banking-non-US—21.56%
Bank of Nova Scotia
0.262%, due 11/19/12[1]	232,000,000	232,000,000
0.301%, due 11/21/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	255,000,000	255,000,000
0.240%, due 01/10/13	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[1]	181,000,000	181,000,000
Credit Agricole CIB
0.210%, due 11/01/12	200,000,000	200,000,000
Credit Industriel et Commercial
0.470%, due 01/04/13	250,000,000	250,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 11/15/12	300,000,000	300,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	100,000,000	100,000,000
0.255%, due 04/09/13	150,000,000	150,003,309
Natixis
0.270%, due 12/03/12	500,000,000	500,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	190,000,000	190,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	56,000,000	56,000,000
0.487%, due 11/13/12[1]	64,000,000	64,000,000
0.363%, due 01/30/13[1]	30,000,000	30,000,000

2

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.380%, due 11/19/12	$118,000,000	$118,001,765
Sumitomo Mitsui Banking Corp.
0.320%, due 11/30/12	275,000,000	275,000,000
Swedbank AB
0.200%, due 11/14/12	205,000,000	205,000,000
Toronto-Dominion Bank
0.443%, due 11/02/12[1]	150,000,000	150,000,000
0.304%, due 11/15/12[1]	175,000,000	175,000,000
		4,006,005,074
Banking-US—1.20%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	222,750,000	222,750,000
Total certificates of deposit (cost—$4,228,755,074)		4,228,755,074
Commercial paper[2]—42.66%
Asset backed-auto & truck—0.75%
FCAR Owner Trust II
0.280%, due 11/01/12	40,000,000	40,000,000
0.270%, due 01/09/13	100,000,000	99,948,250
		139,948,250
Asset backed-banking US—1.99%
Atlantis One Funding
0.350%, due 11/20/12	50,000,000	49,990,764
0.550%, due 12/05/12	175,000,000	174,909,097
0.250%, due 12/06/12	45,015,000	45,004,059
0.550%, due 12/07/12	100,000,000	99,945,000
		369,848,920
Asset backed-miscellaneous—14.54%
Atlantic Asset Securitization LLC
0.350%, due 11/07/12[3]	100,000,000	99,994,167
0.420%, due 01/11/13[3]	250,000,000	250,000,000
0.400%, due 01/29/13[3]	250,000,000	250,000,000

3

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital LLC
0.300%, due 11/01/12	$95,000,000	$95,000,000
Bryant Park Funding LLC
0.360%, due 11/01/12	300,000,000	300,000,000
Cancara Asset Securitisation LLC
0.200%, due 11/14/12	250,000,000	249,981,944
Chariot Funding LLC
0.170%, due 11/15/12	179,290,000	179,278,147
0.260%, due 01/07/13	100,000,000	99,951,611
0.300%, due 02/06/13	85,000,000	84,931,292
0.320%, due 03/12/13	90,000,000	89,895,200
LMA Americas LLC
0.350%, due 11/07/12	100,000,000	99,994,167
0.350%, due 11/08/12	225,000,000	224,984,687
Market Street Funding LLC
0.225%, due 11/15/12	56,062,000	56,057,095
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,959,896
0.350%, due 02/19/13	100,000,000	99,893,055
Regency Markets No. 1 LLC
0.210%, due 11/14/12	125,000,000	124,990,521
0.210%, due 11/16/12	60,000,000	59,994,750
Versailles Commercial Paper LLC
0.280%, due 11/19/12	200,000,000	199,972,000
Victory Receivables Corp.
0.230%, due 11/09/12	30,000,000	29,998,467
Windmill Funding Corp.
0.240%, due 11/05/12	52,000,000	51,998,613
		2,701,875,612
Banking-non-US—14.64%
ANZ National International Ltd.
0.432%, due 12/06/12[1]	112,000,000	112,000,000
0.410%, due 01/16/13	100,000,000	99,913,444
0.300%, due 03/18/13	50,000,000	49,942,917

4

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Banque et Caisse d’Epargne de l’Etat
0.310%, due 02/01/13	$150,000,000	$149,881,167
Commonwealth Bank of Australia
0.249%, due 11/09/12[1,3]	50,000,000	49,999,891
0.770%, due 01/11/13	165,000,000	164,749,429
Credit Suisse
0.210%, due 12/07/12	100,000,000	99,979,000
DBS Bank Ltd.
0.290%, due 11/06/12	200,000,000	199,991,944
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,836,667
Lloyds TSB Bank PLC
0.250%, due 01/10/13	250,000,000	249,878,472
Mitsubishi UFJ Trust & Banking Corp.
0.370%, due 11/06/12	225,000,000	224,988,438
Mizuho Funding LLC
0.260%, due 01/03/13	200,000,000	199,909,000
National Bank of Canada
0.304%, due 11/14/12[1]	50,000,000	50,005,084
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 11/13/12	40,000,000	39,997,333
0.210%, due 11/28/12	78,200,000	78,187,684
Skandinaviska Enskilda Banken AB
0.300%, due 12/10/12	100,000,000	99,967,500
0.240%, due 01/14/13	200,000,000	199,901,333
Sumitomo Mitsui Banking Corp.
0.300%, due 12/14/12	175,000,000	174,937,292
Swedbank AB
0.200%, due 11/13/12	102,000,000	101,993,200
Westpac Securities NZ Ltd.
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,721,059,795

5

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—9.93%
ABN Amro Funding USA LLC
0.410%, due 12/03/12	$120,000,000	$119,956,267
0.350%, due 12/21/12	200,000,000	199,902,778
0.310%, due 01/18/13	72,900,000	72,851,035
Deutsche Bank Financial LLC
0.400%, due 12/18/12	200,000,000	199,895,556
0.500%, due 03/20/13	289,000,000	288,442,069
ING (US) Funding LLC
0.350%, due 11/16/12	175,000,000	174,974,479
0.320%, due 12/12/12	132,350,000	132,301,766
JPMorgan Chase & Co.
0.361%, due 11/26/12[1]	358,000,000	358,000,000
Societe Generale N.A., Inc.
0.210%, due 11/05/12	100,000,000	99,997,667
0.280%, due 12/03/12	200,000,000	199,950,222
		1,846,271,839
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,964,583
Total commercial paper (cost—$7,928,968,999)		7,928,968,999
Short-term corporate obligations—0.67%
Banking-US—0.67%
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1] (cost—$125,000,000)	125,000,000	125,000,000
Repurchase agreements—6.86%
Repurchase agreement dated 10/25/12
with Barclays Capital, Inc., 0.520%
due 11/01/12, collateralized by various
common stocks; (value—$160,500,051);
proceeds: $150,015,167	150,000,000	150,000,000

6

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.260%
due 11/01/12, collateralized by
$101,005,500 US Treasury Notes, 0.250%
to 0.875% due 04/30/14 to 01/31/17;
(value—$102,000,062); proceeds:
$100,000,722	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.280% due
11/01/12, collateralized by $298,858,600
US Treasury Bills, zero coupon due
01/10/13 to 08/22/13 and $6,786,000 US
Treasury Notes, 4.125% due 05/15/15;
(value—$306,000,049); proceeds:
$300,002,333	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.420% due
11/01/12, collateralized by common
stock; (value—$53,500,508); proceeds:
$50,000,583	50,000,000	50,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.470% due
11/01/12, collateralized by various
common stocks, preferred stocks
and warrants; (value—$321,000,016);
proceeds: $300,003,917	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.520% due
11/07/12, collateralized by various
common stocks, convertible bonds and
preferred stocks; (value—$167,764,394);
proceeds: $150,015,167	150,000,000	150,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.280% due
11/01/12, collateralized by $128,564,700
US Treasury Notes, 0.500% due 07/31/17;
(value—$127,500,056); proceeds:
$125,000,972	125,000,000	125,000,000

7

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with
Goldman Sachs & Co., 0.250% due
11/01/12, collateralized by $101,304,000
Federal Farm Credit Bank, zero coupon
to 5.750% due 10/28/13 to 10/16/24;
(value—$102,000,546); proceeds:
$100,000,694	$100,000,000	$100,000,000
Total repurchase agreements (cost—$1,275,000,000)		1,275,000,000
Total investments (cost—$18,577,358,510
which approximates cost for federal income tax
purposes)—99.96%		18,577,358,510
Other assets in excess of liabilities—0.04%		8,196,129
Net assets—100.00%		$18,585,554,639

8

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/ 12	Purchases during the six months ended 10/31/ 12	Sales during the six months ended 10/31/ 12	Value at 10/31/12	Net income earned from affiliate for the six months ended 10/31/12
UBS Private Money
Market Fund LLC	$—	$448,800,000	$448,800,000	$—	$1,585

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,943,634,437	$—	$3,943,634,437
Time deposits	—	1,076,000,000	—	1,076,000,000
Certificates of deposit	—	4,228,755,074	—	4,228,755,074
Commercial paper	—	7,928,968,999	—	7,928,968,999
Short-term
corporate
obligations	—	125,000,000	—	125,000,000
Repurchase
agreements	—	1,275,000,000	—	1,275,000,000
Total	$—	$18,577,358,510	$—	$18,577,358,510

At October 31, 2012, there were no transfers between Level 1 and Level 2.

9

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	57.2%
Japan	9.2
Sweden	7.7
France	7.1
Canada	6.4
Australia	4.9
Norway	2.2
Singapore	1.7
United Kingdom	1.3
Netherlands	1.0
Luxembourg	0.8
Switzerland	0.5
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.44% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government obligations—46.77%
US Treasury Bills
0.105%, due 11/23/12[1]	$500,000,000	$499,967,917
0.100%, due 12/20/12[1]	250,000,000	249,965,972
0.111%, due 12/27/12[1]	250,000,000	249,956,833
0.130%, due 04/04/13[1]	200,000,000	199,888,778
US Treasury Notes
1.375%, due 11/15/12	1,318,000,000	1,318,621,525
4.000%, due 11/15/12	63,000,000	63,091,890
0.500%, due 11/30/12	175,000,000	175,053,018
1.125%, due 12/15/12	100,000,000	100,115,392
1.375%, due 01/15/13	450,000,000	451,138,174
2.875%, due 01/31/13	272,000,000	273,835,215
1.375%, due 02/15/13	970,000,000	973,383,584
0.625%, due 02/28/13	60,000,000	60,081,106
2.750%, due 02/28/13	550,000,000	554,630,430
1.375%, due 03/15/13	150,000,000	150,670,983
2.500%, due 03/31/13	300,000,000	302,848,541
0.625%, due 04/30/13	505,000,000	506,123,615
1.375%, due 05/15/13	400,000,000	402,484,641
1.125%, due 06/15/13	717,500,000	721,630,380
3.375%, due 07/31/13	173,000,000	177,114,396
Total US government obligations (cost—$7,430,602,390)		7,430,602,390
Repurchase agreements—50.63%
Repurchase agreement dated 10/31/12 with Bank
of America Securities, 0.260% due 11/01/12,
collateralized by $399,200 US Treasury Bills,
zero coupon due 01/10/13, $349,829,900
US Treasury Bonds, 5.250% to 10.625%
due 08/15/15 to 11/15/28, $245,225,500
US Treasury Inflation Index Bonds, 2.375%
to 3.875% due 01/15/27 to 04/15/29,
$252,778,100 US Treasury Inflation Index
Notes, 1.875% to 2.500% due 07/15/15 to
07/15/16 and $1,231,414,600 US Treasury
Notes, 0.250% to 3.125% due 01/15/13
to 01/31/19; (value—$2,550,000,080);
proceeds: $2,500,018,056	2,500,000,000	2,500,000,000

11

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/12
with Barclays Capital, Inc., 0.180%
due 11/05/12, collateralized by
$335,175,900 US Treasury Bond Principal
Strips, zero coupon due 02/15/16 to
02/15/42, $1,184,566,362 US Treasury
Bond Strips, zero coupon due 11/15/12
to 05/15/39 and $4,142,300 US
Treasury Inflation Index Notes, 2.000%
due 01/15/14; (value—$1,020,000,000);
proceeds: $1,000,035,000	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/12
with Barclays Capital, Inc., 0.300%
due 11/01/12, collateralized by
$301,742,800 US Treasury Notes, 0.250%
due 07/15/15; (value—$300,900,003);
proceeds: $295,002,458	295,000,000	295,000,000
Repurchase agreement dated 10/31/12
with BNP Paribas Securities Corp.
0.280% due 11/01/12, collateralized
by $1,900 US Treasury Inflation Index
Notes, 0.125% due 04/15/17 and
$610,754,600 US Treasury Notes, 0.250%
to 2.625% due 12/15/13 to 10/31/19;
(value—$612,000,020); proceeds:
$600,004,667	600,000,000	600,000,000
Repurchase agreement dated 10/29/12
with Deutsche Bank Securities Inc.,
0.200% due 11/05/12, collateralized by
$104,448,200 US Treasury Bond Principal
Strips, zero coupon due 02/15/21 to
05/15/42, $258,509,995 US Treasury
Bond Strips, zero coupon due 02/15/25
to 05/15/40 $277,666,900 US Treasury
Bonds, 4.625% to 7.625% due 11/15/22
to 02/15/40 and $161,586,600 US Treasury
Notes, 0.250% to 3.375% due 12/31/13
to 11/15/19; (value—$765,000,055);
proceeds: $750,029,167	750,000,000	750,000,000

12

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12
with Deutsche Bank Securities Inc.,
0.280% due 11/01/12, collateralized
by $541,534,500 US Treasury Notes,
0.750% to 4.000% due 10/31/13 to
10/31/17; (value—$571,200,117);
proceeds: $560,004,356	$560,000,000	$560,000,000
Repurchase agreement dated 10/30/12
with Goldman Sachs & Co., 0.120%
due 11/06/12, collateralized by
$1,000,545,100 US Treasury Notes,
0.250% to 1.500% due 05/31/14 to
03/31/19; (value—$1,020,000,022);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/12
with Goldman Sachs & Co., 0.150%
due 11/01/12, collateralized by
$727,553,320 US Treasury Bonds, 3.875%
to 11.250% due 02/15/15 to 08/15/40
and $417,509,400 US Treasury Notes,
0.250% to 1.750% due 01/31/14 to
05/31/14; (value—$1,366,800,078);
proceeds: $1,340,005,583	1,340,000,000	1,340,000,000
Total repurchase agreements (cost—$8,045,000,000)		8,045,000,000
Total investments (cost—$15,475,602,390
which approximates cost for federal
income tax purposes)—97.40%		15,475,602,390
Other assets in excess of liabilities—2.60%		413,812,040
Net assets—100.00%		$15,889,414,430

13

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$7,430,602,390	$—	$7,430,602,390
Repurchase
agreements	—	8,045,000,000	—	8,045,000,000
Total	$—	$15,475,602,390	$—	$15,475,602,390

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

14	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—81.04%
Alabama—0.44%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.210%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.230%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.64%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.220%, VRD	2,770,000	2,770,000
		9,770,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.210%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.230%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.95%
California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center), Series A,
0.260%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	9,000,000	9,000,000

15

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	$16,000,000	$16,208,867
San Diego County Certificates of Participation
(San Diego Foundation),
0.200%, VRD	2,000,000	2,000,000
		29,908,867
Colorado—2.15%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.230%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.230%, VRD	3,250,000	3,250,000
Series A2,
0.230%, VRD	14,060,000	14,060,000
Series A3,
0.230%, VRD	1,700,000	1,700,000
		32,995,000
Connecticut—0.70%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,705,000	10,705,000
District of Columbia—0.92%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.210%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,162,897
		14,162,897

16

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—2.84%
Gainesville Utilities System Revenue, Series A,
0.200%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.230%, VRD	32,115,000	32,115,000
Orlando & Orange County Expressway Authority
Revenue Refunding, Series C-4 (AGM Insured),
0.200%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.260%, VRD	3,000,000	3,000,000
		43,595,000
Georgia—2.72%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,010,619
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.250%, VRD[1,2]	4,750,000	4,750,000
Fulton County General Fund Tax
Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,013,071
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,016,016
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.180%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.220%, VRD	8,295,000	8,295,000

17

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority
Revenue Anticipation Certificates
(John Archbold), Series B,
0.210%, VRD	$3,395,000	$3,395,000
		41,779,706
Idaho—0.53%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,094,064
Illinois—6.47%
Chicago Board of Education Refunding
(Dedicated Revenues),
Series A-1,
0.210%, VRD	15,600,000	15,600,000
Series A-2,
0.190%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21),
Series B,
0.210%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	3,840,000	3,840,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.270%, VRD	9,700,000	9,700,000
Subseries 2000-2,
0.270%, VRD	4,800,000	4,800,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,100,000	2,100,000

18

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.190%, VRD	$8,100,000	$8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.200%, VRD	5,000,000	5,000,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.250%, VRD	4,460,000	4,460,000
		99,340,000
Indiana—4.72%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.200%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.220%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.210%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.190%, VRD	2,200,000	2,200,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.200%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,490,000

19

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.18%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.250%, VRD	$2,695,000	$2,695,000
Kentucky—3.22%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.230%, VRD	8,455,000	8,455,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.230%, VRD	2,990,000	2,990,000
Series B,
0.230%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.230%, VRD	7,295,000	7,295,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.230%, VRD	6,335,000	6,335,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.210%, VRD	3,835,000	3,835,000
		49,405,000
Louisiana—2.14%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.220%, VRD	18,650,000	18,650,000
Series B (Mandatory Put 11/1/12 @ 100),
0.220%, VRD	14,200,000	14,200,000
		32,850,000

20

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—1.25%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	$11,515,000	$11,515,000
Series A-7,
0.230%, VRD	2,950,000	2,950,000
Series A-9,
0.240%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—4.14%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.190%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.190%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.210%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.230%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.230%, VRD	3,880,000	3,880,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,140,686
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.250%, VRD	24,500,000	24,500,000

21

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority
Revenue Refunding, Series 1,
0.190%, VRD	$50,000	$50,000
		63,486,686
Michigan—2.23%
Green Lake Township Economic Development
Corp. Revenue Refunding (Interlochen
Center Project),
0.230%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,380,457
University of Michigan Refunding (Hospital),
Series A-2,
0.240%, VRD	10,700,000	10,700,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.240%, VRD	3,100,000	3,100,000
University of Michigan Revenue (Hospital),
Series A,
0.240%, VRD	8,135,000	8,135,000
		34,215,457
Minnesota—1.45%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	6,058,666
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.190%, VRD	5,200,000	5,200,000
St. Paul Independent School District
No. 625, Tax Anticipation Certificates
of Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,006,831
		22,265,497

22

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.03%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.220%, VRD	$14,000,000	$14,000,000
Series E,
0.230%, VRD	7,300,000	7,300,000
Series G,
0.210%, VRD	4,000,000	4,000,000
Series I,
0.210%, VRD	1,000,000	1,000,000
Series K,
0.220%, VRD	3,000,000	3,000,000
Series L,
0.230%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.85%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.210%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.250%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.210%, VRD	15,200,000	15,200,000
Series D,
0.210%, VRD	5,800,000	5,800,000
		28,390,000

23

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.62%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.250%, VRD	$9,430,000	$9,430,000
Nevada—0.58%
City of Las Vegas, Series C,
0.240%, VRD	8,900,000	8,900,000
New Jersey—0.26%
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series C,
0.200%, VRD	4,000,000	4,000,000
New York—5.33%
Long Island Power Authority, Series C,
0.180%, VRD	4,700,000	4,700,000
New York City Housing Development Corp.
Revenue (Royal Properties),
Series A, (FNMA Insured),
0.200%, VRD	11,000,000	11,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Fiscal 2008), Series BB-5,
0.190%, VRD	5,900,000	5,900,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.190%, VRD	6,600,000	6,600,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural
History), Series A2,
0.220%, VRD	6,770,000	6,770,000

24

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City,
Subseries G-4,
0.200%, VRD	$8,000,000	$8,000,000
Subseries L-6,
0.190%, VRD	14,890,000	14,890,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.200%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency
Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.200%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues
(General), Series B,
0.190%, VRD	2,080,000	2,080,000
		81,840,000
North Carolina—7.68%
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.190%, VRD	12,760,000	12,760,000
Series C,
0.220%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.190%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.210%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.210%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.210%, VRD	6,000,000	6,000,000

25

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.210%, VRD	$5,425,000	$5,425,000
University of North Carolina Chapel
Hill Revenue, Series B,
0.240%, VRD	25,545,000	25,545,000
		117,800,000
Ohio—0.78%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.220%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.180%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.220%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.220%, VRD	4,800,000	4,800,000
		11,945,000
Oregon—1.44%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,753,467
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.210%, VRD	400,000	400,000
		22,153,467
Pennsylvania—3.40%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.210%, VRD	5,900,000	5,900,000

26

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.200%, VRD	$5,000,000	$5,000,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s
University), Series A,
0.190%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.200%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.190%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,071,385
Washington County Authority Refunding
(University of Pennsylvania),
0.180%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project) Series A,
0.220%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.220%, VRD	5,265,000	5,265,000
		52,211,385
South Carolina—1.38%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,001,247

27

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	$10,950,000	$10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.210%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.200%, VRD	3,150,000	3,150,000
		21,096,247
Tennessee—0.86%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A-1,
0.180%, VRD	8,600,000	8,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.210%, VRD	4,635,000	4,635,000
		13,235,000
Texas—7.30%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.200%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,176,377
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.230%, VRD	7,620,000	7,620,000
Subseries C-2,
0.230%, VRD	3,000,000	3,000,000

28

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development
Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$1,700,000	$1,700,000
Series A-2,
0.230%, VRD	4,800,000	4,800,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,018,658
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	1,800,000	1,800,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.210%, VRD	4,220,000	4,220,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.200%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	4,000,000	4,000,000
Texas (JP Morgan PUTTERs, Series 3238),
0.220%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.240%, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.200%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.220%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/13	30,000,000	30,564,450

29

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas (Financing Systems),
Series B,
0.170%, VRD	$805,000	$805,000
		111,984,485
Utah—0.53%
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.250%, VRD	3,035,000	3,035,000
Subseries B,
0.260%, VRD	5,100,000	5,100,000
		8,135,000
Vermont—0.43%
Winooski Special Obligation Refunding, Series A,
0.200%, VRD	6,585,000	6,585,000
Virginia—2.48%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.190%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
Virginia Commonwealth University, Series A,
0.210%, VRD	22,550,000	22,550,000
		38,100,000
Washington—3.11%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.220%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.240%, VRD[1,2]	15,370,000	15,370,000

30

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.220%, VRD	$10,575,000	$10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.230%, VRD[1,2]	3,995,000	3,995,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,670,000
Wisconsin—0.65%
Wisconsin Center District Tax Revenue, Series A,
0.200%, VRD	10,000,000	10,000,000
Wyoming—1.10%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series A,
0.220%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.210%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,243,453,758)		1,243,453,758

31

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—18.59%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	$6,000,000	$6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
		10,500,000
Connecticut—0.51%
Yale University,
0.170%, due 11/08/12	7,775,000	7,775,000
Florida—0.33%
Florida Local Government,
0.180%, due 11/07/12	5,039,000	5,039,000
Illinois—0.49%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	7,485,000	7,485,000
Kentucky—1.30%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 12/13/12	20,000,000	20,000,000
Maryland—1.46%
Johns Hopkins University,
0.150%, due 11/01/12	9,000,000	9,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.190%, due 02/19/13	4,500,000	4,500,000
		22,429,000
Minnesota—2.67%
Mayo Clinic,
0.170%, due 11/06/12	20,000,000	20,000,000
0.180%, due 11/06/12	10,000,000	10,000,000
University of Minnesota Regents,
0.170%, due 11/13/12	11,000,000	11,000,000
		41,000,000

32

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.92%
University of Missouri,
0.170%, due 11/01/12	$3,500,000	$3,500,000
0.180%, due 11/15/12	11,000,000	11,000,000
0.200%, due 12/06/12	15,000,000	15,000,000
		29,500,000
New York—0.65%
Metropolitan Transportation Authority,
0.160%, due 11/06/12	10,000,000	10,000,000
Pennsylvania—0.52%
Montgomery County,
0.180%, due 11/15/12	8,000,000	8,000,000
Tennessee—0.52%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—3.32%
University of Texas,
0.160%, due 11/08/12	18,000,000	18,000,000
0.180%, due 12/03/12	12,896,000	12,896,000
0.170%, due 12/05/12	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000
Virginia—2.20%
University of Virginia,
0.170%, due 11/07/12	12,000,000	12,000,000
0.170%, due 11/15/12	7,735,000	7,735,000
0.180%, due 12/06/12	6,000,000	6,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
		33,735,000

33

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Washington—1.30%
University of Washington,
0.170%, due 12/03/12	$10,000,000	$10,000,000
0.170%, due 12/04/12	10,000,000	10,000,000
		20,000,000
Wisconsin—0.72%
City of Milwaukee,
0.240%, due 11/01/12	7,000,000	7,000,000
0.250%, due 12/12/12	4,000,000	4,000,000
		11,000,000
Total tax-exempt commercial paper (cost—$285,359,000)		285,359,000
Total investments (cost—$1,528,812,758
which approximates cost for federal income
tax purposes)—99.63%		1,528,812,758
Other assets in excess of liabilities—0.37%		5,662,936
Net assets—100.00%		$1,534,475,694

34

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,243,453,758	$—	$1,243,453,758
Tax-exempt
commercial paper	—	285,359,000	—	285,359,000
Total	$—	$1,528,812,758	$—	$1,528,812,758

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.27% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2012 and reset periodically.

See accompanying notes to financial statements	35

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

36

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

37

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

38

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	54 days	50 days	43 days
Net assets (bln)	$18.6	$15.7	$17.1

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Commercial paper	42.6%	35.4%	40.8%
Certificates of deposit	22.8	28.0	16.3
US government and agency obligations	21.2	19.6	24.5
Repurchase agreements	6.9	12.1	8.6
Time deposits	5.8	1.9	4.9
Short-term corporate obligations	0.7	3.0	3.0
Bank note	—	—	2.1
Other assets less liabilities	0.0 [3]	0.0 [3]	(0.2)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

39

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	52 days	46 days	47 days
Net assets (bln)	$15.9	$13.0	$12.6

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Repurchase agreements	50.6%	50.1%	53.5%
US government obligations	46.8	49.8	48.3
Other assets less liabilities	2.6	0.1	(1.8)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

40

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	34 days	20 days	20 days
Net assets (bln)	$1.5	$1.2	$1.3

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Municipal bonds and notes	81.0%	79.7%	86.9%
Tax-exempt commercial paper	18.6	20.2	13.0
Other assets less liabilities	0.4	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

41

Master Trust
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Prime Master Fund
Investment income:
Interest	$28,615,797
Securities lending income
(includes $1,585 earned from an affiliated entity)	2,118
28,617,915
Expenses:
Investment advisory and administration fees	9,089,627
Trustees’ fees	51,655
Net expenses	9,141,282
Net investment income	19,476,633
Net realized gain	51,310
Net increase in net assets resulting from operations	$19,527,943

Treasury Master Fund
Investment income:
Interest	$11,303,999
Expenses:
Investment advisory and administration fees	7,504,699
Trustees’ fees	35,675
7,540,374
Fee waiver by advisor	(3,452)
Net expenses	7,536,922
Net investment income	3,767,077
Net realized gain	43,358
Net increase in net assets resulting from operations	$3,810,435

Tax-Free Master Fund
Investment income:
Interest	$1,262,766
Expenses:
Investment advisory and administration fees	718,236
Trustees’ fees	11,354
Net expenses	729,590
Net investment income	533,176
Net realized loss	(6,979)
Net increase in net assets resulting from operations	$526,197

42	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
Prime Master Fund
From operations:
Net investment income	$19,476,633	$37,989,484
Net realized gain	51,310	475,186
Net increase in net assets resulting from operations	19,527,943	38,464,670
Net increase (decrease) in net assets from beneficial interest transactions	2,877,464,254	(13,919,355,966)
Net increase (decrease) in net assets	2,896,992,197	(13,880,891,296)
Net assets:
Beginning of period	15,688,562,442	29,569,453,738
End of period	$18,585,554,639	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$3,767,077	$1,277,989
Net realized gain	43,358	4,091
Net increase in net assets resulting from operations	3,810,435	1,282,080
Net increase in net assets from beneficial interest transactions	2,841,220,257	5,823,395,477
Net increase in net assets	2,845,030,692	5,824,677,557
Net assets:
Beginning of period	13,044,383,738	7,219,706,181
End of period	$15,889,414,430	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$533,176	$831,420
Net realized gain (loss)	(6,979)	60,390
Net increase in net assets resulting from operations	526,197	891,810
Net increase (decrease) in net assets from beneficial interest transactions	373,157,945	(325,884,510)
Net increase (decrease) in net assets	373,684,142	(324,992,700)
Net assets:
Beginning of period	1,160,791,552	1,485,784,252
End of period	$1,534,475,694	$1,160,791,552

See accompanying notes to financial statements	43

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.21%[2]
Supplemental data:
Net assets, end of period (000’s)	$18,585,555

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2,3]
Net investment income	0.05%[2]
Supplemental data:
Net assets, end of period (000’s)	$15,889,414

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.07%[2]
Supplemental data:
Net assets, end of period (000’s)	$1,534,476

[1]	Commencement of operations.
[2]	Annualized.
[3]	Waiver by advisor represents less than 0.005%.
[4]	Amount represents less than 0.005%.

44	See accompanying notes to financial statements

Years ended April 30,				For the period August 28, 2007[1] to April 30, 2008
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%	0.10%	0.10%[3]	0.10%	0.10%[2]
0.19%	0.21%	0.25%	1.90%	4.28%[2]

$15,688,562	$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.06%	0.10%[3]	0.10%	0.10%[3]	0.10%[2]
0.01%	0.09%	0.12%	0.77%	2.96%[2]

$13,044,384	$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%[3]	0.10%	0.10%[3]	0.04%	0.00%[2,4]
0.06%	0.18%	0.20%	1.42%	2.73%[2]

$1,160,792	$1,485,784	$1,933,132	$2,770,040	$2,642,116

45

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which

46

Master Trust
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

47

Master Trust
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

48

Master Trust
Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

49

Master Trust
Notes to financial statements (unaudited)

At October 31, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,715,097, $1,379,147 and $135,380, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $31,774, $21,234 and $6,650 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $3,452 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

50

Master Trust
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,538,156,441
Treasury Master Fund	512,804,728
Tax-Free Master Fund	263,678,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

51

Master Trust
Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2012, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2012, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

52

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$29,583,661,043	$45,655,074,151
Withdrawals	(26,706,196,789)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$2,877,464,254	$(13,919,355,966)

Treasury Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$13,866,874,723	$27,556,159,797
Withdrawals	(11,025,654,466)	(21,732,764,320)
Net increase in beneficial interest	$2,841,220,257	$5,823,395,477

Tax-Free Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$1,344,512,172	$1,077,234,035
Withdrawals	(971,354,227)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$373,157,945	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the six months ended October 31, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Master Funds did not incur any interest or penalties.

53

Master Trust
Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

54

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

55

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the

56

Master Trust
Board approval of management contract (unaudited)

Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

57

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2013. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

58

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as

59

Master Trust
Board approval of management contract (unaudited)

applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Prime Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Prime Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did many of its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses, although ranking in the fourth quintile, were less than half a basis point (0.004%) from the median.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Investor Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

60

Master Trust
Board approval of management contract (unaudited)

The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the fourth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Treasury Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Treasury Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Treasury Investor Feeder Fund’s Contractual and Actual Management Fee rankings. Management explained that the fund had a lower expense ratio than the peer group and had to waive less management fees than most of its Expense Group peers to keep its net yield at a certain level, which resulted in higher Actual Management Fees relative to peers while total expenses were one basis point (0.010%) below the median. Management stated that it believed the fund was generally in line with its peers.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Contractual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’

61

Master Trust
Board approval of management contract (unaudited)

fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Tax-Free Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Tax-Free Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2012 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference

62

Master Trust
Board approval of management contract (unaudited)

being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the first quintile since inception. It was noted that the Prime Investor Feeder Fund’s performance was at the median for the three-year period when it was in the third quintile.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Treasury Investor

63

Master Trust
Board approval of management contract (unaudited)

Feeder Fund’s performance was in the first quintile for the one-year period and in the second quintile for the three-year period and since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile since inception. The Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further

64

Master Trust
Board approval of management contract (unaudited)

economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

65

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President Erin O. Houston Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Ryan Nugent Vice President

Manager for the Master Funds
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Placement Agent
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2013